UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04998

T. Rowe Price Spectrum Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Item 1. Report to Shareholders

Spectrum Fund	June 30, 2015

The views and opinions in this report were current as of June 30, 2015. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

U.S. stocks posted modest gains in the six months ended June 30, 2015, as optimism about a gradually improving U.S. economy and monetary stimulus overseas trumped concerns about impending interest rate hikes, a stronger dollar, and disappointing economic growth in early 2015. Stocks in overseas developed and emerging markets generally outpaced the U.S. market despite a stronger U.S. dollar. Domestic investment-grade bonds fell slightly, but high yield debt had positive returns after a challenging end to 2014. Bonds in developed non-U.S. markets declined in dollar terms as the yen and euro weakened versus the dollar. Dollar-denominated emerging markets bonds produced modest gains but outperformed local currency-denominated issues.

MARKET ENVIRONMENT

The U.S. economy contracted in the first quarter, a downturn that was largely attributed to temporary factors, including harsh winter weather and a labor strike at West Coast ports. Growth resumed in the second quarter, as evidenced by increased consumer spending, a pickup in exports, greater business fixed investment outside of the oil drilling industry, and solid jobs and income growth.

U.S. stocks recorded modest gains in the first half of 2015. Increased corporate merger and acquisition activity, reduced energy costs, low interest rates, and massive quantitative easing (QE) efforts in Europe and Japan also supported stocks. On the other hand, sluggish global economic growth, a strong U.S. dollar, and concerns that the Federal Reserve would raise short-term interest rates sooner than expected weighed on markets. As the period ended, global markets reacted negatively to the uncertain and fast-moving events surrounding Greece’s debt and the country’s contentious negotiation with eurozone creditors.

Small- and mid-cap U.S. stocks outperformed large-cap shares. Sector performance was widely mixed during the period. The health care and consumer discretionary sectors performed best, while utilities, which often behave like bonds because of their relatively high dividend yields, declined sharply.

Stocks in non-U.S. markets outpaced U.S. shares in dollar terms, despite a stronger dollar versus many currencies. In Europe, firming economic growth and the European Central Bank’s (ECB) QE program supported investor sentiment for much of the period, but markets gave back gains in June amid renewed concerns about the Greek debt crisis. Japan outpaced its European peers, helped by renewed economic growth, a weaker yen, and stimulative monetary policy from the Bank of Japan. Within emerging markets, stocks in Latin America fell moderately, but Asian markets performed better. Stocks in China surged for much of the period but fell sharply in June amid concerns about the country’s underlying economic and fiscal conditions.

U.S. bonds generated mixed results in the six-month period. While short-term rates were unchanged over the period, we expect the Fed to begin raising interest rates later this year, with a gradual pace by historical standards. In the investment-grade market, Treasuries fell as the yield on the benchmark 10-year Treasury note climbed to 2.35% (bond prices fall as yields rise). Corporate debt also declined. The high yield market rebounded from energy-related weakness late in 2014 and outpaced investment-grade issues, supported by a bounce in oil prices, moderate levels of new issuance, and lower sensitivity to rising interest rates.

Bonds in developed non-U.S. markets declined in dollar terms during the first half of the year, as the yen and euro weakened versus the dollar. The ECB’s aggressive QE program helped to drive eurozone government bond yields down to record low levels, although yields recovered somewhat toward the end of the period. Dollar-denominated emerging markets bonds produced modest gains but outperformed local currency-denominated issues, as most emerging markets currencies weakened against the dollar. Increased risk aversion in June stemming from the Greek debt crisis prompted investors to favor sovereign debt in traditional safe-haven markets, such as the U.S. and Germany.

SPECTRUM GROWTH FUND

The Spectrum Growth Fund returned 4.39% for the six months ended June 30, 2015, outperforming both the Russell 3000 Index and its peer group, the Lipper Multi-Cap Core Funds Index, as a result of security selection and the inclusion of diversifying assets classes.

Security selection produced strong results across a majority of the underlying funds. The underlying U.S. large-cap growth funds, including the Blue Chip Growth Fund and the Growth Stock Fund, outperformed their style-specific benchmarks, along with the Value Fund. In addition, several international funds outperformed their style-specific benchmarks, including the International Growth & Income Fund and the International Discovery Fund. However, the Equity Income Fund lagged its style-specific benchmark and thus weighed on relative performance.

Diversifying allocations to international equities contributed to relative performance for the period. Non-U.S. equities helped results and outperformed U.S. equities for the six-month period. Improving economic growth and earnings in Europe, coupled with positive corporate reform initiatives taking place in Japan, helped non-U.S. markets overcome bouts of currency weakness. Non-U.S. equity markets also benefited from QE programs, which bolstered corporate revenues and earnings. Additionally, low oil prices helped companies reduce costs and boosted consumer discretionary spending.

However, the inclusion of real assets-related equities weighed on results. A strong U.S. dollar, slow global growth, and an unfavorable long-term supply/demand dynamic continue to weigh on commodities and energy stocks. U.S. and global real estate securities moved sharply lower during the period as long-term interest rates rose. While overall fundamentals for real estate investment trusts (REITs) did not materially change, investors reacted negatively to the prospects of Fed tightening expected to begin later this year.

Decisions to overweight or underweight specific allocations produced mixed results during the period. Specifically, the underweight to real assets equities relative to global equities contributed to relative performance, as did the overweight to international small-cap equities relative to international large-cap equities. However, the decision to overweight U.S. large-caps relative to U.S. small-caps weighed on relative performance.

The Spectrum Growth Fund invests in a range of underlying funds that focus on domestic stocks across all market capitalizations and international stocks in developed and emerging markets. While the U.S. economic cycle is further advanced than many non-U.S. economies that are in earlier stages of recovery, non-U.S. economies and companies are expected to benefit from weaker currencies and support from aggressive monetary policies. Earnings and margin levels in Europe remain well below pre-crisis levels as compared with those in the U.S., where earnings and margins are at peak levels.

The potential for slowing emerging markets economic growth and Fed interest rate normalization leading to increased volatility remain near-term risks. While energy and commodity prices have risen from trough levels, they remain well below year-ago levels and may continue to weigh on commodity exporters. On the other hand, consumer-driven and service-oriented economies benefited. We remain underweight to real assets as prospects for muted global economic growth are likely to continue weighing on energy and materials prices. Additionally, real interest rates remain at low levels with the prospect for rising real rates as the Fed begins initial steps toward interest rate normalization; rising real rates have historically been less favorable for real assets-related equities. Fundamentals for REITs are favorable and they may benefit from improving economic environments supported by lower energy prices, yet valuations remain rich and REITs remain sensitive to rising rates.

Among domestic equities, we are underweight to U.S. small-cap stocks, which remain richly priced relative to large-caps. We are modestly overweight small-cap stocks outside the U.S. as they may benefit from improving domestic economic environments supported by QE measures in Europe and Japan.

We are modestly overweight to U.S. growth stocks. While a modest pace of economic expansion favors growth stocks, which tend to be less reliant on a strong economy to generate rising corporate earnings, a gradually improving U.S. economy has moderated this outlook.

Outside the U.S., we favor emerging markets over development markets as valuations are at attractive levels. In general, we remain overweight to value stocks. Valuations are attractive in value-oriented sectors, such as European financials, which should benefit from improving economic and credit growth. Further, we see potential for a broad improvement in earnings and margins, which remain well below their 2007 peaks in Europe. Both Japan and Europe are in earlier stages of recovery versus the U.S. and more cyclical, value-oriented sectors may benefit given that these economies are supported by aggressive monetary easing and more competitive currencies.

SPECTRUM INCOME FUND

The Spectrum Income Fund, which invests primarily in fixed income securities through a diversified group of T. Rowe Price mutual funds, returned 0.10% for the six months ended June 30, 2015, outpacing the Barclays U.S. Aggregate Bond Index but lagging its peer group, the Lipper Multi-Sector Income Funds Average. Decisions to overweight or underweight certain allocations contributed to relative performance. Specifically, the underweight to non-U.S. dollar-denominated bonds relative to U.S. investment-grade bonds boosted relative results. The strong U.S. dollar weighed heavily on non-U.S. dollar-denominated bonds. In addition, an underweight allocation to U.S. long-term Treasuries contributed, as rising interest rates in 2015 have hurt their performance. While emerging market bond yields are at less attractive levels, many emerging market currencies remain notably undervalued. As a result, we are slightly overweight emerging markets local currency bonds relative to emerging markets dollar-denominated bonds. That positioning detracted during the period. However, the other fund enhancements we made at the end of 2014—to the Floating Rate Fund and to Treasury inflation protected securities—contributed to performance. We added the three dedicated allocations in an effort to position the fund to do well in a variety of market conditions.

Security selection produced mixed results during the period. The dividend-paying equities, through an investment in the Equity Income Fund, underperformed their style-specific benchmark, the S&P 500 Value Index, and, as a result, weighed on relative performance. However, the High Yield Fund and International Bond Fund both outperformed their style-specific benchmarks, the Credit Suisse High Yield Index and Barclays Global Aggregate ex USD Bond Index, respectively.

The inclusion of diversifying allocations weighed slightly on relative performance for the period. The inclusion of non-U.S. dollar-denominated bonds weighed on relative performance, as a stronger dollar over the last six months reduced returns to U.S. investors in dollar terms. The addition of high yield bonds aided as the asset class outperformed the Barclays U.S. Aggregate Bond Index.

In our fixed income allocation, we are overweight to high yield relative to investment-grade bonds on the basis of their attractive yields and lower-duration profile. We have moderated our underweight to nondollar bonds relative to U.S. investment-grade bonds as the pace of dollar strength has stabilized. We are neutral in emerging market bonds relative to U.S. investment-grade bonds. Muted growth, a strong dollar, and the start of Fed interest rate policy normalization remain near-term risks.

SPECTRUM INTERNATIONAL FUND

The Spectrum International Fund, which offers investors diversified exposure to international equities, returned 6.85% for the six months ended June 30, 2015, outperforming its benchmark, the MSCI All Country World Index ex USA, and the Lipper International Multi-Cap Growth Funds Average. The International Growth & Income Fund and International Stock Fund both contributed significantly to absolute and relative returns. Our investment in the Latin America Fund weighed on results the most.

International equity markets were again buffeted during the period, by macroeconomic and political worries rather than currency market volatility. Economic trends and corporate fundamentals are generally improving, although low global growth remains a risk.

In general, emerging markets lagged developed market returns. Asian and European emerging markets outperformed, while Latin American equities declined. China performed well despite a sharp sell-off at the end of the period. Latin American equities declined in U.S. dollar terms, weighed down primarily by declines in local currencies relative to the dollar but also by weakness in oil and other commodity prices. Stocks in Brazil suffered steep losses on heightened concerns about inflation, weaker currencies, tepid growth expectations, and political uncertainty.

Overall, investors remained wary of emerging markets that are vulnerable to the prospects of rising U.S. interest rates—with a focus on nations that are the most dependent on external funding being the most at risk—and Asia’s markets that could be hurt by a slowdown in China’s growth prospects. However, we are overweight to emerging markets equities as valuations remain attractive relative to those in developed markets. Internationally, we favor value stocks as valuations are attractive in value-oriented sectors such as European financials that should benefit from improving economic and credit growth. We have an overweight to international small-cap stocks, which may benefit from improving domestic economic environments supported by QE measures in Europe and Japan.

OUTLOOK

Global growth is likely to progress at a modest pace over the coming months amid continuing accommodative monetary policies from central banks, although we expect the Fed to finish winding down its asset purchase program by year’s end and begin raising rates sometime around the middle of next year.

Although Europe is experiencing gradual economic improvement overall amid receding challenges in the eurozone periphery, concerns remain over the slow progress toward economic reform by some member states, persistently elevated unemployment, and declining inflation. While we remain optimistic about Japan’s intermediate-term prospects, we’d become more positive if policymakers would actively implement structural reforms in areas such as labor markets, tax and regulatory regimes, and social spending. Emerging markets exhibit broad divergence in fiscal conditions across countries, with some economies progressing modestly as currencies have declined and current accounts have improved.

We expect central bank monetary policies in developed markets to remain accommodative for some time to come, helping to support growth and reduce downside risk. Although Treasury yields fell at the end of June due to heightened geopolitical risk and slower growth in some parts of the world, we expect upward pressure on U.S. interest rates to resume if U.S. economic growth improves and the Fed begins to normalize interest rate policy.

We believe that expectations for modest global growth in the coming months, coupled with diminishing Fed stimulus and geopolitical uncertainty, underscore the value of the Spectrum Funds’ broadly diversified portfolios and investment approaches that support our efforts to produce good long-term results in any market environment.

Thank you for investing with T. Rowe Price.

Charles M. Shriver
Portfolio manager, Spectrum Growth, Spectrum Income, and Spectrum International Funds

July 23, 2015

RISKS OF INVESTING

As with all stock and bond mutual funds, each fund’s share price can fall because of weakness in the stock or bond markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets.

Bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. High yield corporate bonds could have greater price declines than funds that invest primarily in high-quality bonds. Companies issuing high yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments.

Funds that invest overseas may carry more risk than funds that invest strictly in U.S. assets. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

GLOSSARY

Barclays Global Aggregate ex USD Bond Index: Tracks the performance of government, corporate, agency, and mortgage-related bonds in Europe, the Asia-Pacific region, and Canada.

Barclays U.S. Aggregate Bond Index: An unmanaged index that tracks investment-grade corporate and government bonds.

J.P. Morgan Non-U.S. Dollar Government Bond Index: An unmanaged index that tracks the performance of major non-U.S. bond markets.

Lipper averages: The averages of available mutual fund performance returns for specified time periods in categories defined by Lipper Inc.

Lipper indexes: Fund benchmarks that consist of a small number of the largest mutual funds in a particular category as tracked by Lipper Inc.

MSCI All Country World Index ex USA: An index that measures equity market performance of developed and emerging countries, excluding the U.S.

MSCI EAFE Index: An unmanaged index that tracks the stocks of about 1,000 companies in Europe, Australasia, and the Far East (EAFE).

MSCI Emerging Markets Index: An unmanaged index that tracks stocks in 26 emerging market countries.

Russell 2000 Index: An unmanaged index that tracks the stocks of 2,000 small U.S. companies.

Russell 3000 Index: An index that tracks the performance of the 3,000 largest U.S. companies, representing approximately 98% of the investable U.S. equity market.

S&P 500 Index: An unmanaged index that tracks the stocks of 500 U.S. primarily large-cap companies.

Weighted average effective duration (years): A measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

Weighted average maturity: A measure of a fund’s interest rate sensitivity. In general, the longer the average maturity, the greater the fund’s sensitivity to interest rate changes. The weighted average maturity may take into account interest rate readjustment dates for certain securities. Money funds must maintain a weighted average maturity of less than 60 days.

Note: MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Note: Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

Portfolio Highlights

LARGEST HOLDINGS

(Of the combined underlying funds at 6/30/15)

Spectrum Growth Fund	Percent of Net Assets 6/30/15
Amazon.com	1.4%
Google	1.4
General Electric	1.1
Priceline	1.0
Boeing	0.9
Danaher	0.8
Microsoft	0.8
Allergan	0.8
JPMorgan Chase	0.8
Gilead Sciences	0.8
Total	9.8%

LARGEST HOLDINGS

(Of the combined underlying funds at 6/30/15)

Spectrum International Fund	Percent of Net Assets 6/30/15
AIA Group	1.6%
Novartis	1.3
Nestle	1.2
Nippon Telegraph & Telephone	1.1
Taiwan Semiconductor Manufacturing	1.1
Royal Dutch Shell	1.0
Tencent Holdings	1.0
Zurich Insurance Group	0.9
Aviva	0.9
CK Hutchison Holdings	0.8
Total	10.9%

Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

Portfolio Highlights

TARGET ALLOCATIONS FOR UNDERLYING FUNDS

Spectrum Growth Fund	Minimum–Maximum	Target at 12/31/14	Target at 6/30/15
Blue Chip Growth Fund	5-25%	14.34%	13.91%
Emerging Markets Stock Fund	0-10	4.30	3.78
Equity Income Fund	5-25	13.85	13.45
Growth Stock Fund	5-25	14.35	13.91
International Discovery Fund	0-10	–	4.32
International Growth & Income Fund	0-20	13.76	12.86
International Stock Fund	0-20	12.18	11.20
Mid-Cap Growth Fund	0-15	2.64	2.56
Mid-Cap Value Fund	0-15	2.96	2.88
New Horizons Fund	0-15	1.72	1.68
Real Assets Fund	0-10	4.00	4.00
Small-Cap Value Fund	0-15	2.05	2.00
Value Fund	5-25	13.85	13.45
Spectrum Income Fund			
Corporate Income Fund	0-10%	4.00%	5.00%
Emerging Markets Bond Fund	0-20	8.50	8.00
Emerging Markets Local Currency Bond Fund	0-10	2.00	2.50
Equity Income Fund	5-25	12.50	12.50
Floating Rate Fund	0-10	2.50	3.50
GNMA Fund	5-20	9.50	9.50
High Yield Fund	10-25	16.50	17.50
Inflation Focused Bond Fund	0-10	2.00	2.00
Inflation Protected Bond Fund	0-10	1.00	0.50
International Bond Fund	0-20	8.00	9.50
New Income Fund	10-30	23.15	21.00
Short-Term Bond Fund	0-15	7.85	6.50
Summit Cash Reserves Fund	0-25	–	–
U.S. Treasury Intermediate Fund	0-10	1.00	0.50
U.S. Treasury Long-Term Fund	0-15	1.50	1.50
Spectrum International Fund			
Africa & Middle East Fund	0-15%	0.56%	0.55%
Emerging Europe Fund	0-15	0.59	0.59
Emerging Markets Stock Fund	0-20	5.45	5.16
European Stock Fund	0-30	21.73	20.73
International Discovery Fund	0-20	3.45	3.66
International Growth & Income Fund	0-35	25.90	26.75
International Stock Fund	0-55	23.42	23.52
Japan Fund	0-30	6.19	6.43
Latin America Fund	0-15	1.02	1.09
New Asia Fund	0-20	11.69	11.52

Performance and Expenses

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Preferred Services, Personal Services, or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $100,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. Rowe Price Spectrum Growth Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Income Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum International Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Growth Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Income Fund

Unaudited

Portfolio of Investments (1)

(Cost and value in $000s)

	Percent of Net Assets	Shares	$ Value
BOND MUTUAL FUNDS 87.7%			
T. Rowe Price New Income Fund	21.0%	140,756,735	1,331,559
T. Rowe Price High Yield Fund	17.6	163,732,946	1,115,021
T. Rowe Price GNMA Fund	9.5	63,352,422	602,481
T. Rowe Price International Bond Fund	9.5	70,953,076	601,682
T. Rowe Price Emerging Markets Bond Fund	8.0	42,632,319	507,325
T. Rowe Price Short-Term Bond Fund	6.7	89,276,575	424,064
T. Rowe Price Corporate Income Fund	4.9	32,809,451	311,690
T. Rowe Price Floating Rate Fund	3.6	22,612,656	225,674
T. Rowe Price Emerging Markets Local Currency Bond Fund	2.4	21,811,454	152,898
T. Rowe Price Inflation Focused Bond Fund	2.1	25,622,359	128,368
T. Rowe Price U.S. Treasury Long-Term Fund	1.4	7,000,758	88,420
T. Rowe Price Inflation Protected Bond Fund	0.5	2,771,351	32,951
T. Rowe Price U.S. Treasury Intermediate Fund	0.5	5,611,052	32,881
Total Bond Mutual Funds (Cost $5,363,462)			5,555,014
EQUITY MUTUAL FUNDS 12.3%			
T. Rowe Price Equity Income Fund	12.3	24,365,145	779,685
Total Equity Mutual Funds (Cost $464,739)			779,685
SHORT-TERM INVESTMENTS 0.0%			
T. Rowe Price Summit Cash Reserves Fund, 0.01% (2)	0.0	84,349	84
Total Short-Term Investments (Cost $84)			84
Total Investments in Securities 100.0% of Net Assets (Cost $ 5,828,285)			**$ 6,334,783**

(1) Affiliated Companies

(2) Seven-day yield

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum International Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Growth Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Income Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum International Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Growth Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Income Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum International Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Growth Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Income Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum International Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Funds

Unaudited

Notes to Financial Statements

T. Rowe Price Spectrum Fund, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Spectrum Growth Fund, Spectrum Income Fund, and Spectrum International Fund (collectively, the Spectrum Funds) are three portfolios established by the corporation. Spectrum Growth and Spectrum Income commenced operations on June 29, 1990, and Spectrum International commenced operations on December 31, 1996.

Each Spectrum Fund diversifies its assets within specified ranges among a set of T. Rowe Price mutual funds (underlying Price funds) representing specific market segments. Each Spectrum Fund is nondiversified for purposes of the 1940 Act, due to its limited number of investments; however, its investments in underlying Price funds are selected to provide exposure to a diversified portfolio of securities. Spectrum Growth seeks long-term capital appreciation and growth of income with current income as a secondary objective. Spectrum Income seeks a high level of current income with moderate share price fluctuation. Spectrum International seeks long-term capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation Each fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations of the underlying Price funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of the underlying Price funds.

Investment Transactions, Investment Income, and Distributions Income is recorded on the accrual basis. Income and capital gain distributions from the underlying Price funds are recorded on the ex-dividend date. Dividends received from underlying Price fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Purchases and sales of the underlying Price funds are accounted for on the trade date. Gains and losses realized on sales of the underlying Price funds are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared by Spectrum Income daily and paid monthly. Income distributions are declared and paid by Spectrum Growth and Spectrum International annually. Capital gain distributions, if any, generally are declared and paid by each fund annually.

Redemption Fees A 2% fee is assessed on redemptions of Spectrum International shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares and are paid to the fund. Redemption fees received by Spectrum International are allocated to each underlying Price fund in proportion to the average daily value of its shares owned by the fund. Accordingly, redemption fees have no effect on the net assets of Spectrum International. The fees may cause the redemption price per share to differ from the net asset value per share.

New Accounting Guidance In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The ASU removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient and amends certain disclosure requirements for such investments. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015. Adoption will have no effect on the funds’ net assets or results of operations.

NOTE 2 - VALUATION

Each fund’s financial instruments are valued, and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price funds are valued at their closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the funds’ Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board; is chaired by the funds’ treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On June 30, 2015, all of the investments in underlying Price funds were classified as Level 1, based on the inputs used to determine their fair values.

NOTE 3 - INVESTMENTS IN UNDERLYING PRICE FUNDS

Purchases and sales of the underlying Price funds during the six months ended June 30, 2015, were as follows:

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

Each fund intends to retain realized gains to the extent of available capital loss carryforwards. Because capital loss carryforwards that do not expire are required to be used before capital loss carryforwards with expiration dates, it is possible that all or a portion of the Spectrum International Fund’s capital loss carryforwards subject to expiration could ultimately go unused. As of December 31, 2014, the Spectrum Growth Fund had no available capital loss carryforwards. The Spectrum Income Fund had no available capital loss carryforwards as of December 31, 2014. Additionally, as of December 31, 2014, the Spectrum International Fund had $9,408,000 of available capital loss carryforwards, which expire as follows: $2,216,000 in 2017; and $7,192,000 in 2018.

At June 30, 2014, the cost of investments for federal income tax purposes and net unrealized gain (loss) on investments was as follows:

NOTE 5 - RELATED PARTY TRANSACTIONS

The Spectrum Funds are managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all the underlying Price funds. Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder servicing and administrative, transfer and dividend disbursing, accounting, marketing, and certain other services to the Spectrum Funds. Certain officers and directors of the Spectrum Funds are also officers and directors of Price Associates and its subsidiaries and of the underlying Price funds.

The Spectrum Funds pay no management fees; however, Price Associates receives management fees from the underlying Price funds. The Spectrum Funds operate in accordance with the investment management and special servicing agreements between and among the corporation, the underlying Price funds and Price Associates. Pursuant to these agreements, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Therefore, each Spectrum Fund operates at a zero expense ratio. However, each Spectrum Fund indirectly bears its proportionate share of the management fees and operating costs of the underlying Price funds in which it invests.

The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the Spectrum Funds may represent a significant portion of an underlying Price fund’s net assets. At June 30, 2015, Spectrum Growth and Spectrum International Funds each held less than 25% of the outstanding shares of any underlying Price fund; Spectrum Income Fund held approximately 47% of outstanding shares of the Corporate Income Fund, 83% of the Emerging Markets Local Currency Bond Fund, 41% of the Floating Rate Fund, 38% of the GNMA Fund, 29% of the U.S. Treasury Long-Term Fund, and less than 25% of any other underlying Price fund.

Additionally, Spectrum Income Fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. Shareholder servicing costs associated with each college savings plan are allocated to Spectrum Income Fund in proportion to the average daily value of its shares owned by the college savings plan and, in turn, are borne by the underlying Price funds in accordance with the terms of the investment management and special servicing agreements. At June 30, 2015, 30% of the outstanding shares of Spectrum Income Fund were held by the college savings plans.

As of June 30, 2015, T. Rowe Price Group, Inc., or its wholly owned subsidiaries owned 2,061,790 shares of Spectrum Growth Fund, representing 1% of the fund’s net assets.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Social Responsibility” at the top of our corporate homepage. Next, click on the words “Conducting Business Responsibly” on the left side of the page that appears. Finally, click on the words “Proxy Voting Policies” on the left side of the page that appears.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the above directions to reach the “Conducting Business Responsibly” page. Click on the words “Proxy Voting Records” on the left side of that page, and then click on the “View Proxy Voting Records” link at the bottom of the page that appears.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

T. Rowe Price Spectrum Growth Fund

Approval of Investment Management Agreement

On March 13, 2015, the fund’s Board of Directors (Board), including a majority of the fund’s independent directors, approved the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor), as well as a Special Servicing Agreement among the fund, the Advisor, and each of the underlying funds in which it invests (Special Servicing Agreement). The Special Servicing Agreement allows the T. Rowe Price Spectrum Funds (Spectrum Funds) to pass through their operating expenses to the underlying funds in which they invest if the benefit to the underlying funds equals or exceeds the costs of absorbing these expenses and provides that the Advisor will be responsible for bearing any expenses that would result from an underlying fund’s share of the aggregate expenses of the Spectrum Funds exceeding the estimated savings to the underlying fund from the operation of the Spectrum Funds. In connection with its deliberations, the Board requested, and the Advisor provided, such information as the Board (with advice from independent legal counsel) deemed reasonably necessary. The Board considered a variety of factors in connection with its review of the Advisory Contract and Special Servicing Agreement, also taking into account information provided by the Advisor during the course of the year, as discussed below:

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board reviewed the fund’s three-month, one-year, and year-by-year returns, as well as the fund’s average annualized total returns over the 3-, 5-, and 10-year periods, and compared these returns with a wide variety of previously agreed-upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Advisor does not receive fees from the fund, and expenses of the fund are borne by the underlying funds in which it invests pursuant to the Special Servicing Agreement. In connection with its review of the Special Servicing Agreement, the Board reviewed various cost/benefit analyses to demonstrate the benefits to the underlying funds versus the costs they incur, which illustrate the primary benefit provided by the Spectrum Funds to the underlying funds is the reduction in expenses associated with the consolidation of shareholder accounts that would otherwise be invested directly in the underlying funds.

The Advisor receives management fees from other T. Rowe Price funds in which the fund invests, but it does not receive any management fees directly from the fund. Accordingly, the Board did not review information relating to revenues received by the Advisor under the Advisory Contract. The Board did review information regarding benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund or other T. Rowe Price funds in which the fund invests, including any research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from its soft-dollar arrangements pursuant to which it receives research from broker-dealers that execute the applicable fund’s portfolio transactions. The Board also received information on the estimated costs incurred and profits realized by the Advisor and its affiliates from advising T. Rowe Price mutual funds and concluded that the Advisor’s profits were reasonable. Because the Advisor does not receive fees from the fund, the Board did not consider whether the fund or other funds benefit under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Because the Advisor does not receive a management fee from the fund and the fund does not have an explicit expense ratio, the Board did not review fees and expenses of other comparable funds or of institutional accounts of the Advisor and its affiliates, although the Board did review such fees and expenses with respect to the underlying funds.

Approval of the Advisory Contract and Special Servicing Agreement
As noted, the Board approved the continuation of the Advisory Contract as well as the Special Servicing Agreement. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and that there is a reasonable basis to conclude that the benefits to the underlying funds exceed the costs they incur and that it was in the best interests of the fund and its underlying funds to approve continuation of the Special Servicing Agreement. The independent directors were advised throughout the process by independent legal counsel.

T. Rowe Price Spectrum Income Fund

Approval of Investment Management Agreement

On March 13, 2015, the fund’s Board of Directors (Board), including a majority of the fund’s independent directors, approved the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor), as well as a Special Servicing Agreement among the fund, the Advisor, and each of the underlying funds in which it invests (Special Servicing Agreement). The Special Servicing Agreement allows the T. Rowe Price Spectrum Funds (Spectrum Funds) to pass through their operating expenses to the underlying funds in which they invest if the benefit to the underlying funds equals or exceeds the costs of absorbing these expenses and provides that the Advisor will be responsible for bearing any expenses that would result from an underlying fund’s share of the aggregate expenses of the Spectrum Funds exceeding the estimated savings to the underlying fund from the operation of the Spectrum Funds. In connection with its deliberations, the Board requested, and the Advisor provided, such information as the Board (with advice from independent legal counsel) deemed reasonably necessary. The Board considered a variety of factors in connection with its review of the Advisory Contract and Special Servicing Agreement, also taking into account information provided by the Advisor during the course of the year, as discussed below:

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board reviewed the fund’s three-month, one-year, and year-by-year returns, as well as the fund’s average annualized total returns over the 3-, 5-, and 10-year periods, and compared these returns with a wide variety of previously agreed-upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Advisor does not receive fees from the fund, and expenses of the fund are borne by the underlying funds in which it invests pursuant to the Special Servicing Agreement. In connection with its review of the Special Servicing Agreement, the Board reviewed various cost/benefit analyses to demonstrate the benefits to the underlying funds versus the costs they incur, which illustrate the primary benefit provided by the Spectrum Funds to the underlying funds is the reduction in expenses associated with the consolidation of shareholder accounts that would otherwise be invested directly in the underlying funds.

The Advisor receives management fees from other T. Rowe Price funds in which the fund invests, but it does not receive any management fees directly from the fund. Accordingly, the Board did not review information relating to revenues received by the Advisor under the Advisory Contract. The Board did review information regarding benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund or other T. Rowe Price funds in which the fund invests, including any research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from its soft-dollar arrangements pursuant to which it receives research from broker-dealers that execute the applicable fund’s portfolio transactions. The Board also received information on the estimated costs incurred and profits realized by the Advisor and its affiliates from advising T. Rowe Price mutual funds and concluded that the Advisor’s profits were reasonable. Because the Advisor does not receive fees from the fund, the Board did not consider whether the fund or other funds benefit under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Because the Advisor does not receive a management fee from the fund and the fund does not have an explicit expense ratio, the Board did not review fees and expenses of other comparable funds or of institutional accounts of the Advisor and its affiliates, although the Board did review such fees and expenses with respect to the underlying funds.

Approval of the Advisory Contract and Special Servicing Agreement
As noted, the Board approved the continuation of the Advisory Contract as well as the Special Servicing Agreement. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and that there is a reasonable basis to conclude that the benefits to the underlying funds exceed the costs they incur and that it was in the best interests of the fund and its underlying funds to approve continuation of the Special Servicing Agreement. The independent directors were advised throughout the process by independent legal counsel.

T. Rowe Price Spectrum International Fund

Approval of Investment Management Agreement

On March 13, 2015, the fund’s Board of Directors (Board), including a majority of the fund’s independent directors, approved the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor), as well as a Special Servicing Agreement among the fund, the Advisor and each of the underlying funds in which it invests (Special Servicing Agreement). The Special Servicing Agreement allows the T. Rowe Price Spectrum Funds (Spectrum Funds) to pass through their operating expenses to the underlying funds in which they invest if the benefit to the underlying funds equals or exceeds the costs of absorbing these expenses and provides that the Advisor will be responsible for bearing any expenses that would result from an underlying fund’s share of the aggregate expenses of the Spectrum Funds exceeding the estimated savings to the underlying fund from the operation of the Spectrum Funds. In connection with its deliberations, the Board requested, and the Advisor provided, such information as the Board (with advice from independent legal counsel) deemed reasonably necessary. The Board considered a variety of factors in connection with its review of the Advisory Contract and Special Servicing Agreement, also taking into account information provided by the Advisor during the course of the year, as discussed below:

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board reviewed the fund’s three-month, one-year, and year-by-year returns, as well as the fund’s average annualized total returns over the 3-, 5-, and 10-year periods, and compared these returns with a wide variety of previously agreed-upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Advisor does not receive fees from the fund, and expenses of the fund are borne by the underlying funds in which it invests pursuant to the Special Servicing Agreement. In connection with its review of the Special Servicing Agreement, the Board reviewed various cost/benefit analyses to demonstrate the benefits to the underlying funds versus the costs they incur, which illustrate the primary benefit provided by the Spectrum Funds to the underlying funds is the reduction in expenses associated with the consolidation of shareholder accounts that would otherwise be invested directly in the underlying funds.

The Advisor receives management fees from other T. Rowe Price funds in which the fund invests, but it does not receive any management fees directly from the fund. Accordingly, the Board did not review information relating to revenues received by the Advisor under the Advisory Contract. The Board did review information regarding benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund or other T. Rowe Price funds in which the fund invests, including any research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from its soft-dollar arrangements pursuant to which it receives research from broker-dealers that execute the applicable fund’s portfolio transactions. The Board also received information on the estimated costs incurred and profits realized by the Advisor and its affiliates from advising T. Rowe Price mutual funds and concluded that the Advisor’s profits were reasonable. Because the Advisor does not receive fees from the fund, the Board did not consider whether the fund or other funds benefit under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Because the Advisor does not receive a management fee from the fund and the fund does not have an explicit expense ratio, the Board did not review fees and expenses of other comparable funds or of institutional accounts of the Advisor and its affiliates, although the Board did review such fees and expenses with respect to the underlying funds.

Approval of the Advisory Contract and Special Servicing Agreement
As noted, the Board approved the continuation of the Advisory Contract as well as the Special Servicing Agreement. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and that there is a reasonable basis to conclude that the benefits to the underlying funds exceed the costs they incur and that it was in the best interests of the fund and its underlying funds to approve continuation of the Special Servicing Agreement. The independent directors were advised throughout the process by independent legal counsel.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date August 17, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date August 17, 2015

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date August 17, 2015